LEASES - Undiscounted future minimum payments (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2022	¥ 25,777	$ 4,045
2023	7,580	1,189
2024	1,563	245
2025	1,327	208
2026	508	80
Total lease payments	36,755	5,767
Less: Imputed interest	2,509	393
Present value of lease liabilities	¥ 34,246	$ 5,374